Segmental analysis - Schedule of revenue by operating segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Revenue	£ 18,378	£ 19,850	£ 21,659
UK
Disclosure of operating segments [line items]
Revenue	6,707	9,063	9,611
US
Disclosure of operating segments [line items]
Revenue	11,671	10,787	12,048
UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	2,484	2,695	1,946
UK Electricity Distribution
Disclosure of operating segments [line items]
Revenue	2,421	1,790	2,033
UK Electricity System Operator
Disclosure of operating segments [line items]
Revenue	1,012	3,753	4,659
New England
Disclosure of operating segments [line items]
Revenue	4,306	3,948	4,427
New York
Disclosure of operating segments [line items]
Revenue	6,689	6,094	6,994
National Grid Ventures
Disclosure of operating segments [line items]
Revenue	1,350	1,332	1,283
Other
Disclosure of operating segments [line items]
Revenue	116	238	317
Operating segments
Disclosure of operating segments [line items]
Revenue	18,586	19,993	21,801
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	2,619	2,735	1,987
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Revenue	2,424	1,795	2,045
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Revenue	1,029	3,788	4,690
Operating segments | New England
Disclosure of operating segments [line items]
Revenue	4,306	3,948	4,427
Operating segments | New York
Disclosure of operating segments [line items]
Revenue	6,689	6,094	6,994
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Revenue	1,397	1,389	1,341
Operating segments | Other
Disclosure of operating segments [line items]
Revenue	122	244	317
Sales between segments
Disclosure of operating segments [line items]
Revenue	(208)	(143)	(142)
Sales between segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	(135)	(40)	(41)
Sales between segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Revenue	(3)	(5)	(12)
Sales between segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Revenue	(17)	(35)	(31)
Sales between segments | New England
Disclosure of operating segments [line items]
Revenue	0	0	0
Sales between segments | New York
Disclosure of operating segments [line items]
Revenue	0	0	0
Sales between segments | National Grid Ventures
Disclosure of operating segments [line items]
Revenue	(47)	(57)	(58)
Sales between segments | Other
Disclosure of operating segments [line items]
Revenue	£ (6)	£ (6)	£ 0